Stock Option Plan (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2007	Sep. 30, 2011	Sep. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2009	Jun. 30, 2008	Dec. 31, 2003
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares reserved and available for grant for issuance	4,213,921							2,549,019
Vesting period, years, minimum	four
Stock option exercisable after expiration of option term				0
Options granted		158,486		119,000	950,700	835,500
Fair value of the options granted				$ 1.1	$ 6.5	$ 6.6
Expected life of the option term, years				8
Stock options outstanding		2,848,025		2,765,729	3,913,847	4,094,208	4,766,849
Stock option forfeited, shares		12,559		135,371	194,866	163,148
Stock option exercisable, shares		1,900,577		1,817,047
Total intrinsic value of option exercised		1.1		22.2	10.7	19.4
Weighted-average grant date fair value of options granted		$ 11.58
Total unrecognized compensation expense related to unvested stock options granted		7.7		7.0
Weighted average period of total unrecognized compensation expense related to unvested stock options granted, years		2.3		2.10
Stock based compensation expense		1.1	1.4	5.2	5.2	2.8
Recognized income tax benefit				5.0	3.9	6.9
Awards granted in period		309,227
Awards outstanding		687,913		444,151
2007 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Term of plan, in years	10
Performance Or Market Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				0
Stock options outstanding				598,037
Vested shares				408,497
Stock option forfeited, shares				0
Stock option exercisable, shares				509,803
Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period, years, minimum				three
Total unrecognized compensation expense related to unvested stock options granted		12.4		6.7
Weighted average period of total unrecognized compensation expense related to unvested stock options granted, years		2.6		2.34
Stock based compensation expense		1.1	2.0	4.3	0.7	0
Awards granted in period				451,143	225,946
Awards outstanding				444,151	187,850
Fair value of restricted stock awards granted				11.4
Total fair value of shares vested		$ 1.3		$ 3.4
Performance Based Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted in period				45,000
Awards outstanding				45,000
Executive Officer [Member] | Stand-Alone Agreements [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				1,441,168	1,441,168
Executive Officer [Member] | Performance Or Market Based Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted				0